Expense Example - Defiance Daily Target 2X Long VAVX ETF [Member]	May 19, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 131
Expense Example, with Redemption, 3 Years	$ 415